Property and Equipment (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216,426	$ 188,961	$ 130,597
Less: Accumulated depreciation	(91,686)	(65,982)	(38,855)
Property And Equipment, net	124,740	122,979	91,742
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment			4,164
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	204,143	176,678	121,433
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment	$ 12,283	$ 12,283	$ 5,000